Shareholder Report, Holdings (Details) - Fidelity U.S. Equity Central Fund	Dec. 31, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
United States
Holdings [Line Items]
Percent of Net Asset Value	94.70%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%